UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Western Asset Intermediate Bond Fund
Class A [WATAX]
Semi-Annual Shareholder Report | November 30, 2024

This semi-annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2024, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$39	0.76%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$222,522,533
Total Number of Portfolio Holdings*	546
Portfolio Turnover Rate	31%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of November 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Intermediate Bond Fund	PAGE 1	7818-STSR-0125

Western Asset Intermediate Bond Fund
Class C [WATCX]
Semi-Annual Shareholder Report | November 30, 2024

This semi-annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2024, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$79	1.54%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$222,522,533
Total Number of Portfolio Holdings*	546
Portfolio Turnover Rate	31%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of November 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Intermediate Bond Fund	PAGE 1	7817-STSR-0125

Western Asset Intermediate Bond Fund
Class R [WATRX]
Semi-Annual Shareholder Report | November 30, 2024

This semi-annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2024, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$59	1.15%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$222,522,533
Total Number of Portfolio Holdings*	546
Portfolio Turnover Rate	31%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of November 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Intermediate Bond Fund	PAGE 1	7816-STSR-0125

Western Asset Intermediate Bond Fund
Class I [WATIX]
Semi-Annual Shareholder Report | November 30, 2024

This semi-annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2024, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$30	0.59%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$222,522,533
Total Number of Portfolio Holdings*	546
Portfolio Turnover Rate	31%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of November 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Intermediate Bond Fund	PAGE 1	7224-STSR-0125

Western Asset Intermediate Bond Fund
Class IS [WABSX]
Semi-Annual Shareholder Report | November 30, 2024

This semi-annual shareholder report contains important information about Western Asset Intermediate Bond Fund for the period June 1, 2024, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$23	0.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$222,522,533
Total Number of Portfolio Holdings*	546
Portfolio Turnover Rate	31%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of November 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Intermediate Bond Fund	PAGE 1	7277-STSR-0125

ITEM 2.     CODE OF ETHICS.

Not applicable.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Intermediate Bond Fund
Financial Statements and Other Important Information
Semi-Annual  | November 30, 2024

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
November 30, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 31.7%
Communication Services — 2.4%
Diversified Telecommunication Services — 0.8%
AT&T Inc., Senior Notes	2.300%	6/1/27	$210,000	$198,682
AT&T Inc., Senior Notes	2.250%	2/1/32	180,000	151,713
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	150,000	146,066
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	514,000	431,963
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	790,000	770,595 (a)
Total Diversified Telecommunication Services				1,699,019
Entertainment — 0.3%
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	230,000	230,005
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	310,000	300,290
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	210,000	198,722
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	10,000	9,028
Total Entertainment				738,045
Interactive Media & Services — 0.1%
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	170,000	170,020
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	296,000	295,884
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	140,000	128,090
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	120,000	94,818
Comcast Corp., Senior Notes	3.150%	3/1/26	10,000	9,846
Comcast Corp., Senior Notes	3.300%	4/1/27	140,000	136,452
Comcast Corp., Senior Notes	4.150%	10/15/28	80,000	78,880
Comcast Corp., Senior Notes	3.400%	4/1/30	60,000	56,425
Comcast Corp., Senior Notes	3.250%	11/1/39	160,000	126,303
Comcast Corp., Senior Notes	3.750%	4/1/40	50,000	41,946
Fox Corp., Senior Notes	4.709%	1/25/29	10,000	10,002
Fox Corp., Senior Notes	6.500%	10/13/33	170,000	182,517
Total Media				1,161,163
Wireless Telecommunication Services — 0.7%
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	260,000	258,654
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	90,000	88,186
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	910,000	869,661
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	120,000	104,928
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Wireless Telecommunication Services — continued
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	$130,000	$109,986
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	100,000	100,860
Total Wireless Telecommunication Services				1,532,275

Total Communication Services				5,300,522
Consumer Discretionary — 0.9%
Automobiles — 0.2%
General Motors Co., Senior Notes	5.600%	10/15/32	90,000	92,810
Hyundai Capital America, Senior Notes	5.950%	9/21/26	280,000	285,158 (a)
Total Automobiles				377,968
Broadline Retail — 0.2%
Amazon.com Inc., Senior Notes	3.300%	4/13/27	310,000	303,036
Amazon.com Inc., Senior Notes	2.100%	5/12/31	140,000	120,913
Amazon.com Inc., Senior Notes	2.500%	6/3/50	190,000	120,130
Total Broadline Retail				544,079
Hotels, Restaurants & Leisure — 0.2%
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	40,000	39,492
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	160,000	155,840
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	140,000	143,484
McDonald’s Corp., Senior Notes	3.500%	7/1/27	100,000	97,623
McDonald’s Corp., Senior Notes	3.600%	7/1/30	100,000	94,942
McDonald’s Corp., Senior Notes	3.625%	9/1/49	20,000	15,203
Total Hotels, Restaurants & Leisure				546,584
Household Durables — 0.0%††
Newell Brands Inc., Senior Notes	5.700%	4/1/26	6,000	6,040
Specialty Retail — 0.3%
Home Depot Inc., Senior Notes	2.875%	4/15/27	200,000	193,739
Home Depot Inc., Senior Notes	3.300%	4/15/40	160,000	129,563
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	250,000	225,007
Total Specialty Retail				548,309
Textiles, Apparel & Luxury Goods — 0.0%††
NIKE Inc., Senior Notes	2.850%	3/27/30	10,000	9,221

Total Consumer Discretionary				2,032,201
Consumer Staples — 1.4%
Beverages — 0.1%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	350,000	333,112
Consumer Staples Distribution & Retail — 0.0%††
Kroger Co., Senior Notes	5.000%	9/15/34	70,000	69,612
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Food Products — 0.1%
Mars Inc., Senior Notes	3.200%	4/1/30	$160,000	$149,566 (a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	10,000	9,857
Total Food Products				159,423
Personal Care Products — 0.3%
Haleon US Capital LLC, Senior Notes	3.375%	3/24/27	250,000	243,247
Kenvue Inc., Senior Notes	5.050%	3/22/28	340,000	347,167
Total Personal Care Products				590,414
Tobacco — 0.9%
Altria Group Inc., Senior Notes	2.350%	5/6/25	130,000	128,602
Altria Group Inc., Senior Notes	6.200%	11/1/28	480,000	504,349
Altria Group Inc., Senior Notes	4.800%	2/14/29	59,000	58,943
Altria Group Inc., Senior Notes	2.450%	2/4/32	880,000	738,867
BAT Capital Corp., Senior Notes	3.557%	8/15/27	3,000	2,913
BAT Capital Corp., Senior Notes	6.000%	2/20/34	170,000	178,485
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	100,000	100,896
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	10,000	8,765
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	120,000	122,057
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	110,000	111,697
Total Tobacco				1,955,574

Total Consumer Staples				3,108,135
Energy — 6.0%
Oil, Gas & Consumable Fuels — 6.0%
Apache Corp., Senior Notes	4.250%	1/15/30	10,000	9,521
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	190,000	181,121
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	30,000	26,582 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	310,000	326,902 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	40,000	39,160
Continental Resources Inc., Senior Notes	5.750%	1/15/31	50,000	50,392 (a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	720,000	705,305
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	310,000	302,012
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,100,000	1,108,116
Devon Energy Corp., Senior Notes	5.250%	10/15/27	356,000	356,940
Devon Energy Corp., Senior Notes	4.500%	1/15/30	128,000	125,292
Devon Energy Corp., Senior Notes	5.200%	9/15/34	300,000	293,256
Devon Energy Corp., Senior Notes	5.600%	7/15/41	30,000	28,997
Devon Energy Corp., Senior Notes	5.000%	6/15/45	20,000	17,600
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	20,000	18,789
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	160,000	143,890
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Energy Transfer LP, Senior Notes	2.900%	5/15/25	$270,000	$267,448
Energy Transfer LP, Senior Notes	5.550%	2/15/28	600,000	614,559
Energy Transfer LP, Senior Notes	3.750%	5/15/30	270,000	254,864
Energy Transfer LP, Senior Notes	5.400%	10/1/47	140,000	131,832
Energy Transfer LP, Senior Notes	6.250%	4/15/49	20,000	20,973
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	320,000	315,204
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	340,000	319,568
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	140,000	128,216
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	10,000	11,191
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	70,000	59,368
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	50,000	38,257
EQT Corp., Senior Notes	7.000%	2/1/30	210,000	226,930
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	30,000	26,183
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	240,000	237,547 (a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	260,000	233,061 (a)
MPLX LP, Senior Notes	4.800%	2/15/29	300,000	300,154
MPLX LP, Senior Notes	5.200%	3/1/47	60,000	55,882
MPLX LP, Senior Notes	5.200%	12/1/47	90,000	83,977
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	1,270,000	1,277,606
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	100,000	95,765
ONEOK Inc., Senior Notes	5.550%	11/1/26	310,000	314,194
ONEOK Inc., Senior Notes	5.650%	11/1/28	340,000	350,724
ONEOK Inc., Senior Notes	5.800%	11/1/30	40,000	41,732
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	380,000	386,403 (a)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	190,000	178,291
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	870,000	666,302 (a)
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	400,000	398,161
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	150,000	129,388
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	210,000	181,669
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	390,000	339,149 (a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	270,000	200,005 (a)
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	20,000	18,122 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	470,000	482,758
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	10,000	9,966
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	10,000	9,889
Western Midstream Operating LP, Senior Notes	6.350%	1/15/29	750,000	782,079
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	200,000	195,737
Williams Cos. Inc., Senior Notes	2.600%	3/15/31	120,000	104,789
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Williams Cos. Inc., Senior Notes	4.900%	1/15/45	$50,000	$45,744
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	130,000	123,181

Total Energy				13,390,743
Financials — 12.4%
Banks — 8.9%
Banco Santander SA, Senior Notes	2.746%	5/28/25	200,000	197,818
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	600,000	589,436 (b)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	370,000	318,895 (b)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	260,000	227,853 (b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	592,000	569,068 (b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	440,000	427,228 (b)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. Term SOFR + 1.332%)	3.970%	3/5/29	460,000	448,425 (b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	1,060,000	1,025,392 (b)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	10,000	8,333 (b)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	210,000	208,298 (b)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	230,000	229,694
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	190,000	188,390
BNP Paribas SA, Senior Notes	3.375%	1/9/25	260,000	259,569 (a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	400,000	394,104 (a)(b)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	400,000	403,026 (a)(b)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	370,000	372,332 (a)(b)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	490,000	512,391 (a)(b)
Citigroup Inc., Senior Notes	3.300%	4/27/25	820,000	815,178
Citigroup Inc., Senior Notes	4.650%	7/30/45	4,000	3,642
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	$210,000	$208,722 (b)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	220,000	202,235 (b)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	890,000	857,999 (b)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. Term SOFR + 1.454%)	4.075%	4/23/29	560,000	547,875 (b)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	260,000	253,403 (b)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	390,000	388,756 (b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	670,000	668,313
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	350,000	346,349
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	26,000	25,722
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	810,000	804,818
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	510,000	496,530 (a)(b)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	400,000	393,302 (a)(b)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	620,000	611,574 (a)(b)
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	610,000	601,279 (b)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	310,000	276,303 (b)
JPMorgan Chase & Co., Senior Notes (4.005% to 4/23/28 then 3 mo. Term SOFR + 1.382%)	4.005%	4/23/29	410,000	400,578 (b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	610,000	602,432 (b)
JPMorgan Chase & Co., Senior Notes (5.294% to 7/22/34 then SOFR + 1.460%)	5.294%	7/22/35	570,000	577,123 (b)
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	340,000	338,413 (b)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	360,000	361,975 (b)
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	180,000	176,837
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	130,000	122,140
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	$180,000	$176,644
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	190,000	184,643
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	150,000	152,693 (b)
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	120,000	113,748 (b)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	220,000	226,890 (b)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	370,000	359,046
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	640,000	633,062 (b)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	140,000	125,541 (b)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	80,000	78,507 (b)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	430,000	408,888 (b)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	210,000	215,454 (b)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	360,000	369,137 (b)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	250,000	247,622
Total Banks				19,753,625
Capital Markets — 2.6%
Bank of New York Mellon Corp., Senior Notes (4.289% to 6/13/32 then SOFR + 1.418%)	4.289%	6/13/33	440,000	422,869 (b)
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	180,000	183,732
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	270,000	289,440 (b)
Goldman Sachs Capital II, Ltd. GTD (3 mo. Term SOFR + 1.029%)	5.528%	1/2/25	71,000	62,070 (b)(c)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	290,000	283,592
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	290,000	280,931 (b)
Goldman Sachs Group Inc., Senior Notes (4.387% to 6/15/26 then SOFR + 1.510%)	4.387%	6/15/27	350,000	347,947 (b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	320,000	318,464
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	170,000	167,144
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	$430,000	$425,396 (b)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	310,000	279,358 (b)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	340,000	330,326 (b)
Morgan Stanley, Senior Notes (5.320% to 7/19/34 then SOFR + 1.555%)	5.320%	7/19/35	230,000	233,436 (b)
Morgan Stanley, Senior Notes (5.466% to 1/18/34 then SOFR + 1.730%)	5.466%	1/18/35	960,000	980,827 (b)
Nuveen LLC, Senior Notes	4.000%	11/1/28	230,000	225,373 (a)
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	580,000	578,625 (a)(b)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	260,000	320,768 (a)(b)
Total Capital Markets				5,730,298
Consumer Finance — 0.0%††
American Express Co., Senior Notes	4.050%	5/3/29	100,000	98,373
Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	510,000	487,687
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	550,000	513,712
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	10,000	8,880
PayPal Holdings Inc., Senior Notes	4.400%	6/1/32	100,000	97,877
Visa Inc., Senior Notes	1.900%	4/15/27	90,000	85,124
Total Financial Services				1,193,280
Insurance — 0.4%
Aon North America Inc., Senior Notes	5.150%	3/1/29	340,000	345,588
Chubb INA Holdings LLC, Senior Notes	3.350%	5/3/26	10,000	9,849
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	180,000	176,434 (a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	190,000	209,496 (a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	160,000	156,949 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	32,000	36,829 (a)
Total Insurance				935,145

Total Financials				27,710,721
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care — 2.7%
Biotechnology — 0.7%
AbbVie Inc., Senior Notes	2.950%	11/21/26	$130,000	$126,314
AbbVie Inc., Senior Notes	4.800%	3/15/27	190,000	191,446
AbbVie Inc., Senior Notes	4.800%	3/15/29	450,000	454,069
AbbVie Inc., Senior Notes	3.200%	11/21/29	680,000	637,752
AbbVie Inc., Senior Notes	4.250%	11/21/49	80,000	69,016
Total Biotechnology				1,478,597
Health Care Equipment & Supplies — 0.3%
Becton Dickinson & Co., Senior Notes	3.734%	12/15/24	23,000	22,986
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	20,000	18,092
Solventum Corp., Senior Notes	5.400%	3/1/29	150,000	152,167 (a)
Solventum Corp., Senior Notes	5.450%	3/13/31	170,000	172,560 (a)
Solventum Corp., Senior Notes	5.600%	3/23/34	330,000	335,168 (a)
Total Health Care Equipment & Supplies				700,973
Health Care Providers & Services — 1.2%
Cigna Group, Senior Notes	4.375%	10/15/28	570,000	564,868
CVS Health Corp., Senior Notes	3.875%	7/20/25	8,000	7,947
CVS Health Corp., Senior Notes	3.625%	4/1/27	430,000	419,011
CVS Health Corp., Senior Notes	4.300%	3/25/28	131,000	128,510
CVS Health Corp., Senior Notes	3.750%	4/1/30	150,000	140,368
CVS Health Corp., Senior Notes	1.875%	2/28/31	100,000	82,256
CVS Health Corp., Senior Notes	2.125%	9/15/31	170,000	139,648
Elevance Health Inc., Senior Notes	4.100%	5/15/32	160,000	151,424
Elevance Health Inc., Senior Notes	4.550%	5/15/52	40,000	34,384
Humana Inc., Senior Notes	4.500%	4/1/25	10,000	9,988
Humana Inc., Senior Notes	5.750%	12/1/28	10,000	10,299
Humana Inc., Senior Notes	3.700%	3/23/29	420,000	400,447
Humana Inc., Senior Notes	2.150%	2/3/32	120,000	98,146
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	480,000	470,339
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	70,000	60,761
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	20,000	17,571
Total Health Care Providers & Services				2,735,967
Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co., Senior Notes	4.950%	2/20/26	20,000	20,132
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	130,000	132,856
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	290,000	296,980
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	440,000	436,173
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	120,000	101,885
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pharmaceuticals — continued
Pfizer Inc., Senior Notes	1.700%	5/28/30	$230,000	$198,250
Total Pharmaceuticals				1,186,276

Total Health Care				6,101,813
Industrials — 1.5%
Aerospace & Defense — 0.8%
Boeing Co., Senior Notes	4.875%	5/1/25	290,000	289,687
Lockheed Martin Corp., Senior Notes	4.500%	2/15/29	630,000	629,698
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	420,000	398,106
RTX Corp., Senior Notes	3.150%	12/15/24	210,000	209,827
RTX Corp., Senior Notes	2.250%	7/1/30	10,000	8,795
RTX Corp., Senior Notes	6.000%	3/15/31	190,000	202,364
Total Aerospace & Defense				1,738,477
Building Products — 0.1%
Carrier Global Corp., Senior Notes	2.722%	2/15/30	100,000	90,471
Carrier Global Corp., Senior Notes	2.700%	2/15/31	60,000	53,070
Total Building Products				143,541
Commercial Services & Supplies — 0.2%
Waste Connections Inc., Senior Notes	5.000%	3/1/34	440,000	441,064
Ground Transportation — 0.1%
Union Pacific Corp., Senior Notes	2.891%	4/6/36	250,000	208,274
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	4.950%	9/1/31	260,000	264,966
Machinery — 0.0%††
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	120,000	118,825
Trading Companies & Distributors — 0.2%
Air Lease Corp., Senior Notes	3.375%	7/1/25	170,000	168,553
Air Lease Corp., Senior Notes	5.300%	2/1/28	190,000	193,033
Total Trading Companies & Distributors				361,586

Total Industrials				3,276,733
Information Technology — 2.2%
Semiconductors & Semiconductor Equipment — 2.0%
Broadcom Inc., Senior Notes	3.137%	11/15/35	570,000	474,379 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	1,110,000	1,131,155 (a)
Intel Corp., Senior Notes	3.700%	7/29/25	10,000	9,928
Intel Corp., Senior Notes	3.750%	3/25/27	170,000	166,221
Intel Corp., Senior Notes	1.600%	8/12/28	130,000	115,819
Intel Corp., Senior Notes	5.125%	2/10/30	180,000	182,222
Intel Corp., Senior Notes	4.750%	3/25/50	100,000	83,736
Micron Technology Inc., Senior Notes	5.875%	2/9/33	110,000	115,005
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Semiconductors & Semiconductor Equipment — continued
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	$220,000	$217,911
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	10,000	8,669
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,160,000	1,099,332
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	940,000	819,687
Total Semiconductors & Semiconductor Equipment				4,424,064
Software — 0.2%
Oracle Corp., Senior Notes	1.650%	3/25/26	170,000	163,482
Oracle Corp., Senior Notes	4.650%	5/6/30	140,000	139,857
Oracle Corp., Senior Notes	2.875%	3/25/31	100,000	89,237
Total Software				392,576

Total Information Technology				4,816,640
Materials — 1.2%
Chemicals — 0.5%
MEGlobal BV, Senior Notes	2.625%	4/28/28	600,000	547,359 (a)
OCP SA, Senior Notes	4.500%	10/22/25	350,000	346,697 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	340,000	322,230 (a)
Total Chemicals				1,216,286
Metals & Mining — 0.4%
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	10,000	10,160
Glencore Funding LLC, Senior Notes	5.371%	4/4/29	430,000	437,967 (a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000	420,387
Total Metals & Mining				868,514
Paper & Forest Products — 0.3%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	550,000	560,340

Total Materials				2,645,140
Real Estate — 0.1%
Retail REITs — 0.1%
WEA Finance LLC, Senior Notes	4.125%	9/20/28	200,000	192,104 (a)

Utilities — 0.9%
Electric Utilities — 0.9%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	140,000	121,174 (a)
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	190,000	182,808
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	270,000	263,516
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	10,000	9,629
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	400,000	373,401
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Pacific Gas and Electric Co., First Mortgage Bonds	5.550%	5/15/29	$460,000	$471,181
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.125%	5/15/27	240,000	235,833 (a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	380,000	384,749 (a)

Total Utilities				2,042,291
Total Corporate Bonds & Notes (Cost — $73,071,744)				70,617,043
U.S. Government & Agency Obligations — 27.4%
U.S. Government Obligations — 27.4%
U.S. Treasury Bonds	3.250%	5/15/42	150,000	128,309
U.S. Treasury Bonds	4.000%	11/15/42	10,000	9,460
U.S. Treasury Bonds	3.875%	2/15/43	1,700,000	1,576,883
U.S. Treasury Bonds	3.875%	5/15/43	4,000,000	3,703,203
U.S. Treasury Bonds	3.625%	8/15/43	550,000	490,037
U.S. Treasury Bonds	3.750%	11/15/43	4,780,000	4,326,834
U.S. Treasury Bonds	3.625%	2/15/44	20,000	17,734
U.S. Treasury Bonds	4.500%	2/15/44	1,060,000	1,063,147
U.S. Treasury Bonds	3.375%	5/15/44	10,000	8,529
U.S. Treasury Bonds	2.875%	8/15/45	1,090,000	849,178
U.S. Treasury Bonds	3.000%	2/15/49	1,570,000	1,217,670
U.S. Treasury Bonds	2.875%	5/15/49	600,000	453,668
U.S. Treasury Bonds	1.375%	8/15/50	30,000	15,803
U.S. Treasury Bonds	1.625%	11/15/50	8,320,000	4,682,112
U.S. Treasury Bonds	1.875%	2/15/51	3,590,000	2,154,841
U.S. Treasury Bonds	2.375%	5/15/51	3,320,000	2,243,723
U.S. Treasury Bonds	2.000%	8/15/51	3,210,000	1,980,231
U.S. Treasury Bonds	1.875%	11/15/51	4,260,000	2,539,026
U.S. Treasury Bonds	2.250%	2/15/52	7,525,000	4,918,293
U.S. Treasury Bonds	2.875%	5/15/52	320,000	240,387
U.S. Treasury Bonds	3.000%	8/15/52	4,270,000	3,293,905
U.S. Treasury Bonds	4.000%	11/15/52	3,390,000	3,161,572
U.S. Treasury Bonds	3.625%	5/15/53	2,990,000	2,609,242
U.S. Treasury Bonds	4.750%	11/15/53	5,930,000	6,276,650
U.S. Treasury Notes	3.375%	9/15/27	370,000	362,875
U.S. Treasury Notes	2.625%	7/31/29	3,730,000	3,498,478
U.S. Treasury Notes	3.875%	11/30/29	290,000	287,072
U.S. Treasury Notes	3.500%	4/30/30	180,000	174,758
U.S. Treasury Notes	4.000%	7/31/30	880,000	874,964
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

U.S. Government Obligations — continued
U.S. Treasury Notes	4.375%	11/30/30	$1,510,000	$1,529,996
U.S. Treasury Notes	4.000%	1/31/31	2,720,000	2,701,672
U.S. Treasury Notes	2.750%	8/15/32	1,430,000	1,298,200
U.S. Treasury Notes	3.875%	8/15/34	640,000	623,750
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	5,220,000	1,748,259

Total U.S. Government & Agency Obligations (Cost — $74,194,613)				61,060,461
Collateralized Mortgage Obligations(d) — 18.6%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. Term SOFR + 1.180%)	5.803%	9/15/34	730,000	719,672 (a)(b)
AREIT LLC, 2022-CRE7 A (1 mo. Term SOFR + 2.242%)	6.852%	6/17/39	1,809,929	1,810,590 (a)(b)
BANK, 2021-BN36 A5	2.470%	9/15/64	1,700,000	1,463,316
BDS Ltd., 2021-FL10 D (1 mo. Term SOFR + 2.964%)	7.575%	12/16/36	1,840,000	1,830,824 (a)(b)
Benchmark Mortgage Trust, 2018-B7 A4	4.510%	5/15/53	785,000	768,525 (b)
Benchmark Mortgage Trust, 2019-B10 A4	3.717%	3/15/62	1,260,000	1,202,224
BMP, 2024-MF23 A (1 mo. Term SOFR + 1.372%)	5.981%	6/15/41	1,380,000	1,383,580 (a)(b)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	85,334	82,024 (a)(b)
BRAVO Residential Funding Trust, 2022-NQM3 A1	5.108%	7/25/62	296,040	294,643 (a)(b)
Commercial Mortgage Trust, 2013-300P B	4.540%	8/10/30	560,000	517,726 (a)(b)
CSMC Trust, 2019-AFC1 A1	3.573%	7/25/49	325,407	313,999 (a)
CSMC Trust, 2019-AFC1 A3	3.877%	7/25/49	715,496	688,910 (a)
CSMC Trust, 2020-AFC1 A1	3.240%	2/25/50	472,468	449,875 (a)(b)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	263,563	219,618 (a)(b)
CSMC Trust, 2021-NQM2 A3	1.538%	2/25/66	186,917	166,788 (a)(b)
CSMC Trust, 2021-NQM5 A1	0.938%	5/25/66	446,999	371,952 (a)(b)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	299,740	258,051 (a)(b)
DBJPM Mortgage Trust, 2016-C1 B	4.195%	5/10/49	1,060,000	984,363 (b)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	714,804	645,514 (a)(b)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	868,757	719,948 (a)(b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	389,567	339,258 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.706%	3/25/29	2,420,417	52,001 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	1.081%	5/25/29	1,905,596	64,943 (b)
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K104 XAM, IO	1.500%	1/25/30	$3,100,000	$192,330 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K106 X1, IO	1.439%	1/25/30	3,292,964	186,006 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KG06 X1, IO	0.627%	10/25/31	6,487,605	189,496 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	590,000	572,060
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4066 PI, IO	3.500%	9/15/31	338,066	8,208
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 30 Day Average SOFR + 6.136%)	1.330%	9/15/42	200,655	14,694 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4991 QV	2.000%	9/25/45	181,545	148,834
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	676,646	105,706
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	518,922	86,514
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	152,067	24,845
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	77,475	10,673
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 AP, PAC	2.000%	4/25/41	291,792	252,400
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5200 KQ, PAC	3.000%	9/25/49	212,230	193,019
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	100,000	91,081
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	6.113%	12/25/54	110,000	110,652 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5483 FD (30 Day Average SOFR + 1.300%)	6.000%	12/25/54	110,000	110,651 (b)
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	6.234%	10/25/41	$1,230,000	$1,236,856 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA4 M1A (30 Day Average SOFR + 2.200%)	6.934%	5/25/42	539,911	549,244 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 30 Day Average SOFR + 5.986%)	1.180%	8/15/44	71,007	7,728 (b)
Federal National Mortgage Association (FNMA) — CAS, 2021-R03 1M2 (30 Day Average SOFR + 1.650%)	6.384%	12/25/41	2,140,000	2,158,952 (a)(b)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	236,519	225,470
Federal National Mortgage Association (FNMA) ACES, 2023-M4 A2	3.893%	9/25/32	200,000	189,882 (b)
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	354,995	320,259
Federal National Mortgage Association (FNMA) REMIC, 2013-26 HI, IO	3.000%	4/25/32	1,097	30
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	1.301%	6/25/43	14,880	1,582 (b)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 30 Day Average SOFR + 5.836%)	1.101%	12/25/43	17,818	1,962 (b)
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IA, IO	3.000%	9/25/32	290,750	11,749
Federal National Mortgage Association (FNMA) REMIC, 2015-39 LZ	3.000%	6/25/45	41,123	36,218
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	276,330	238,026
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 30 Day Average SOFR + 6.086%)	1.351%	11/25/47	23,983	2,162 (b)
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	271,916	249,956
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	700,000	546,847
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	$144,020	$23,773
Federal National Mortgage Association (FNMA) REMIC, 2020-57 TA	2.000%	4/25/50	709,756	611,998
Federal National Mortgage Association (FNMA) REMIC, 2020-62 BI, IO	2.000%	9/25/50	3,090,870	366,616
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	686,539	104,875
Federal National Mortgage Association (FNMA) REMIC, 2021-43 IO, IO	2.500%	6/25/51	1,466,987	223,322
Federal National Mortgage Association (FNMA) REMIC, 2021-65 JA	2.000%	1/25/46	200,428	175,770
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	155,689	144,054
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	13,419	2,341
Federal National Mortgage Association (FNMA) STRIPS, 440 C50, IO	4.500%	10/25/53	942,837	212,592
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. Term SOFR + 0.464%)	5.321%	8/20/58	54,415	54,351 (b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. Term SOFR + 0.564%)	5.421%	11/20/60	208,526	208,202 (b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. Term SOFR + 0.614%)	5.471%	2/20/61	33,332	33,290 (b)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. Term SOFR + 0.614%)	5.471%	3/20/61	28,239	28,203 (b)
Government National Mortgage Association (GNMA), 2012-27 IO, IO	0.215%	4/16/53	911,741	2,170 (b)
Government National Mortgage Association (GNMA), 2012-H30 GA (1 mo. Term SOFR + 0.464%)	5.321%	12/20/62	141,375	141,039 (b)
Government National Mortgage Association (GNMA), 2013-95 IO, IO	0.383%	4/16/47	3,097,595	25,571 (b)
Government National Mortgage Association (GNMA), 2014-105 IO, IO	0.132%	6/16/54	148,547	100 (b)
Government National Mortgage Association (GNMA), 2014-130 IB, IO	0.195%	8/16/54	1,071,755	6,434 (b)
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.187%	5/16/55	$836,866	$5,099 (b)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.369%	8/16/54	788,716	6,198 (b)
Government National Mortgage Association (GNMA), 2018-168 PA, PAC-1	4.000%	8/20/48	188,519	178,552
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	168,674	154,624
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. Term SOFR + 1.364%)	6.221%	4/20/70	82,921	83,920 (b)
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	136,841	135,361
Government National Mortgage Association (GNMA), 2021-29 AG	5.000%	2/20/51	205,771	203,829
Government National Mortgage Association (GNMA), 2021-134 CI, IO	1.427%	6/16/61	2,825,816	213,665 (b)
Government National Mortgage Association (GNMA), 2021-188 PA, PAC	2.000%	10/20/51	643,075	529,261
Government National Mortgage Association (GNMA), 2021-223 P, PAC-1	2.000%	6/20/51	77,310	65,269
Government National Mortgage Association (GNMA), 2022-99 JW	2.500%	1/20/52	200,000	162,895
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	1,497,463	1,147,123
Government National Mortgage Association (GNMA), 2023-92 IA, IO	0.611%	6/16/64	1,996,617	113,962 (b)
Government National Mortgage Association (GNMA), 2023-179 IO, IO	0.610%	9/16/63	8,197,550	347,561 (b)
GS Mortgage Securities Corp. Trust, 2018-SRP5 A (1 mo. Term SOFR + 1.847%)	6.457%	9/15/31	658,701	480,358 (a)(b)
GS Mortgage-Backed Securities Trust, 2024- RPL4 A1	3.900%	9/25/61	694,147	667,095 (a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	8.443%	5/15/28	586,094	488,825 (a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2022-ACB A (30 Day Average SOFR + 1.400%)	6.206%	3/15/39	620,000	621,352 (a)(b)
Mill City Mortgage Loan Trust, 2019-1 A1	3.250%	10/25/69	481,315	466,286 (a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 A5	3.635%	10/15/48	1,245,000	1,228,173
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33 A5	3.599%	5/15/50	$750,000	$722,610
New Residential Mortgage Loan Trust, 2015-1A A2	3.750%	5/28/52	240,465	228,276 (a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	451,633	433,550 (a)(b)
New Residential Mortgage Loan Trust, 2021- NQM3 A3	1.516%	11/27/56	251,624	219,352 (a)(b)
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	279,343	230,125 (a)(b)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	420,944	344,665 (a)(b)
OBX Trust, 2021-NQM4 A1	1.957%	10/25/61	363,374	305,878 (a)(b)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	913,452	768,390 (a)(b)
PRKCM Trust, 2021-AFC2 A1	2.071%	11/25/56	396,910	347,949 (a)(b)
PRKCM Trust, 2024-HOME1 A1	6.431%	5/25/59	854,183	863,689 (a)
SACO I Trust, 2007-VA1 A	3.982%	6/25/21	1,609	1,420 (a)(b)
Towd Point Mortgage Trust, 2017-4 B2	3.679%	6/25/57	1,010,000	858,032 (a)(b)
Virginia Housing Development Authority, 2006-C CTFS	6.000%	6/25/34	223,487	220,742
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR9 A7	6.037%	8/25/34	633,330	618,358 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A2A (1 mo. Term SOFR + 0.854%)	5.442%	11/25/34	206,221	197,515 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. Term SOFR + 0.834%)	5.422%	7/25/45	1,202,933	1,158,656 (b)
Wells Fargo Commercial Mortgage Trust, 2017- C38 A5	3.453%	7/15/50	760,000	731,816

Total Collateralized Mortgage Obligations (Cost — $43,291,405)				41,337,568
Asset-Backed Securities — 11.4%
AIMCO CLO, 2017-AA AR (3 mo. Term SOFR + 1.312%)	5.929%	4/20/34	1,000,000	1,001,009 (a)(b)
Aqua Finance Trust, 2021-A B	2.400%	7/17/46	1,050,000	902,027 (a)
Ares CLO Ltd., 2022-63A A1A (3 mo. Term SOFR + 1.380%)	5.997%	4/20/35	1,340,000	1,342,622 (a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2023-1A C	6.230%	4/20/29	400,000	403,421 (a)
CarVal CLO Ltd., 2024-3A A1 (3 mo. Term SOFR + 1.390%)	5.961%	10/20/37	1,000,000	1,006,819 (a)(b)
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
CIFC Funding Ltd., 2024-2A A1 (3 mo. Term SOFR + 1.520%)	6.152%	4/22/37	$750,000	$756,165 (a)(b)
College Ave Student Loans LLC, 2021-C C	3.060%	7/26/55	937,599	855,009 (a)
Columbia Cent CLO Ltd., 2024-33A A1 (3 mo. Term SOFR + 1.600%)	6.217%	4/20/37	1,500,000	1,510,496 (a)(b)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. Term SOFR + 0.264%)	4.874%	11/15/36	292,940	293,228 (b)
Dryden CLO Ltd., 2021-87A A1 (3 mo. Term SOFR + 1.362%)	5.883%	5/20/34	1,020,000	1,025,121 (a)(b)
Elmwood CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.520%)	6.137%	4/20/37	970,000	977,348 (a)(b)
Empower CLO Ltd., 2023-2A A1 (3 mo. Term SOFR + 2.200%)	6.856%	7/15/36	1,000,000	1,012,448 (a)(b)
Galaxy CLO Ltd., 2024-33A A1 (3 mo. Term SOFR + 1.550%)	6.167%	4/20/37	780,000	786,515 (a)(b)
Golub Capital Partners CLO Ltd., 2021-57A A1 (3 mo. Term SOFR + 1.752%)	6.377%	10/25/34	1,730,000	1,732,573 (a)(b)
GoodLeap Sustainable Home Solutions Trust, 2022-1GS B	2.940%	1/20/49	806,782	619,982 (a)
GRMT Mortgage Loan Trust, 2001-1A A5	6.650%	7/20/31	8,417	8,405 (a)
Hertz Vehicle Financing LLC, 2023-3A A	5.940%	2/25/28	460,000	468,360 (a)
Hertz Vehicle Financing LP, 2021-2A C	2.520%	12/27/27	1,090,000	1,017,470 (a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	361,743	303,764 (a)
Kings Park CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.392%)	6.009%	1/21/35	330,000	330,651 (a)(b)
Magnetite Ltd., 2020-26A A1R (3 mo. Term SOFR + 1.382%)	6.007%	7/25/34	710,000	710,142 (a)(b)
Midocean Credit CLO, 2017-7A BR (3 mo. Term SOFR + 1.862%)	6.518%	7/15/29	741,276	743,285 (a)(b)
Mosaic Solar Loan Trust, 2018-2GS A	4.200%	2/22/44	958,971	889,386 (a)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. Term SOFR + 1.862%)	6.479%	10/20/30	550,000	551,393 (a)(b)
Navient Student Loan Trust, 2020-1A A1B (30 Day Average SOFR + 1.164%)	5.899%	6/25/69	154,004	153,807 (a)(b)
Nelnet Student Loan Trust, 2012-2A A (30 Day Average SOFR + 0.914%)	5.649%	12/26/33	306,360	305,875 (a)(b)
Palmer Square CLO Ltd., 2019-1A A1R (3 mo. Term SOFR + 1.412%)	5.928%	11/14/34	750,000	752,193 (a)(b)
Rad CLO Ltd., 2023-22A A1 (3 mo. Term SOFR + 1.830%)	6.447%	1/20/37	1,000,000	1,010,289 (a)(b)
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Recette CLO Ltd., 2015-1A ARR (3 mo. Term SOFR + 1.342%)	5.959%	4/20/34	$510,000	$511,186 (a)(b)
Santander Bank Auto Credit-Linked Notes, 2022-C F	14.592%	12/15/32	1,270,000	1,395,674 (a)
SMB Private Education Loan Trust, 2024-A A1A	5.240%	3/15/56	1,214,567	1,225,760 (a)
Voya CLO Ltd., 2018-3A A1R2 (3 mo. Term SOFR + 1.200%)	5.856%	10/15/31	733,705	734,399 (a)(b)

Total Asset-Backed Securities (Cost — $25,794,836)				25,336,822
Mortgage-Backed Securities — 5.3%
FHLMC — 1.4%
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40	609,312	501,789
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	6/1/41- 4/1/42	1,694,178	1,441,381
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/42	426,868	383,639
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	8/1/52	241,045	220,869
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	5/1/53- 4/1/54	455,208	459,459
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/53	175,641	180,163
Total FHLMC				3,187,300
FNMA — 2.4%
Federal National Mortgage Association (FNMA)	2.500%	11/1/40- 9/1/61	850,251	725,670
Federal National Mortgage Association (FNMA)	6.000%	7/1/41- 7/1/53	247,450	255,427
Federal National Mortgage Association (FNMA)	2.000%	10/1/41- 5/1/42	473,936	403,015
Federal National Mortgage Association (FNMA)	1.500%	2/1/42	96,316	79,263
Federal National Mortgage Association (FNMA)	3.000%	4/1/42- 11/1/48	439,476	397,226
Federal National Mortgage Association (FNMA)	5.500%	2/1/53- 6/1/54	376,804	380,370
Federal National Mortgage Association (FNMA)	3.000%	1/1/55	1,000,000	872,411 (e)
Federal National Mortgage Association (FNMA)	3.500%	1/1/55	200,000	181,369 (e)
Federal National Mortgage Association (FNMA)	5.500%	1/1/55	800,000	798,799 (e)
Federal National Mortgage Association (FNMA)	6.000%	1/1/55	300,000	303,405 (e)
Federal National Mortgage Association (FNMA)	6.500%	1/1/55	100,000	102,362 (e)
Federal National Mortgage Association (FNMA)	4.000%	2/1/56- 6/1/57	136,811	128,749
Federal National Mortgage Association (FNMA)	3.500%	3/1/57	482,871	435,507
Federal National Mortgage Association (FNMA)	4.500%	8/1/58	31,695	30,758
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.455%)	6.278%	5/1/43	$249,840	$255,941 (b)
Total FNMA				5,350,272
GNMA — 1.5%
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	208,830	189,396
Government National Mortgage Association (GNMA)	4.000%	3/15/50	25,841	24,549
Government National Mortgage Association (GNMA)	3.500%	5/15/50	145,568	133,137
Government National Mortgage Association (GNMA) II	4.500%	6/20/48- 9/20/52	492,497	481,235
Government National Mortgage Association (GNMA) II	3.500%	10/20/49- 2/20/50	86,519	78,546
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 4/20/52	411,270	358,753
Government National Mortgage Association (GNMA) II	4.000%	1/20/50- 4/20/50	329,757	311,681
Government National Mortgage Association (GNMA) II	2.500%	12/20/50- 12/20/51	499,658	425,572
Government National Mortgage Association (GNMA) II	5.000%	5/20/53	270,135	268,419
Government National Mortgage Association (GNMA) II	5.500%	7/20/53- 8/20/53	457,404	460,000
Government National Mortgage Association (GNMA) II	4.500%	1/20/55	100,000	96,526 (e)
Government National Mortgage Association (GNMA) II	5.500%	1/20/55	100,000	100,025 (e)
Government National Mortgage Association (GNMA) II	6.000%	1/20/55	400,000	403,766 (e)
Total GNMA				3,331,605

Total Mortgage-Backed Securities (Cost — $12,208,754)				11,869,177
U.S. Treasury Inflation Protected Securities — 2.7%
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	1,873,545	1,764,264
U.S. Treasury Notes, Inflation Indexed	1.875%	7/15/34	4,190,183	4,171,785

Total U.S. Treasury Inflation Protected Securities (Cost — $6,155,839)				5,936,049
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Sovereign Bonds — 2.0%
Chile — 0.2%
Chile Government International Bond, Senior Notes	3.100%	5/7/41	$430,000	$323,564
Colombia — 0.2%
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	720,000	507,238
India — 0.1%
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	260,000	253,789 (a)
Israel — 0.1%
Israel Government International Bond, Senior Notes	5.500%	3/12/34	300,000	301,200
Kazakhstan — 0.2%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	350,000	328,733 (a)
Mexico — 0.4%
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	325,000	271,261
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	980,000	704,382
Total Mexico				975,643
Peru — 0.1%
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	110,000	108,115
Supranational — 0.5%
Asian Development Bank, Senior Notes	1.500%	1/20/27	1,280,000	1,210,986
Uruguay — 0.2%
Uruguay Government International Bond, Senior Notes	7.625%	3/21/36	270,000	325,107

Total Sovereign Bonds (Cost — $5,065,099)				4,334,375
	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.2%
Exchange-Traded Purchased Options — 0.2%
SOFR 1-Year Mid-Curve Futures, Call @ $96.250	12/13/24	79	$197,500	18,269
SOFR 1-Year Mid-Curve Futures, Call @ $97.250	12/13/24	79	197,500	494
SOFR 1-Year Mid-Curve Futures, Put @ $95.875	12/13/24	80	200,000	2,500
U.S. Treasury 10-Year Notes Futures, Call @ $110.000	12/27/24	17	17,000	25,500
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Expiration Date	Contracts	Notional Amount	Value
Exchange-Traded Purchased Options — continued
U.S. Treasury 10-Year Notes Futures, Call @ $110.500	12/27/24	52	$52,000	$59,313
U.S. Treasury 10-Year Notes Futures, Call @ $111.000	12/27/24	48	48,000	40,500
U.S. Treasury 10-Year Notes Futures, Put @ $109.500	12/27/24	40	40,000	8,125
U.S. Treasury 10-Year Notes Futures, Put @ $109.750	12/27/24	21	21,000	5,250
U.S. Treasury 10-Year Notes Futures, Put @ $110.000	12/27/24	1	1,000	312
U.S. Treasury 10-Year Notes Futures, Put @ $110.000	1/24/25	14	14,000	8,312
U.S. Treasury 5-Year Notes Futures, Call @ $107.250	12/6/24	32	32,000	15,750
U.S. Treasury 5-Year Notes Futures, Call @ $107.250	12/27/24	28	28,000	19,250
U.S. Treasury 5-Year Notes Futures, Call @ $107.250	1/24/25	21	21,000	18,867
U.S. Treasury 5-Year Notes Futures, Put @ $107.000	12/27/24	28	28,000	7,000
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $109.750	12/6/24	72	72,000	105,750
U.S. Treasury Long-Term Bonds Futures, Put @ $116.000	1/24/25	17	17,000	12,750

Total Purchased Options (Cost — $401,611)				347,942
Total Investments before Short-Term Investments (Cost — $240,183,901)				220,839,437
	Rate		Shares
Short-Term Investments — 0.5%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $1,200,865)	4.603%		1,200,865	1,200,865 (f)(g)
Total Investments — 99.8% (Cost — $241,384,766)				222,040,302
Other Assets in Excess of Liabilities — 0.2%				482,231
Total Net Assets — 100.0%				$222,522,533

See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Intermediate Bond Fund
††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	This security is traded on a to-be-announced (“TBA”) basis. At November 30, 2024, the Fund held TBA securities with a total cost of $2,835,100.
(f)	Rate shown is one-day yield as of the end of the reporting period.
(g)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2024, the total market value of investments in Affiliated
Companies was $1,200,865 and the cost was $1,200,865 (Note 8).

Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
CAS	—	Connecticut Avenue Securities
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
CTFS	—	Certificates
GTD	—	Guaranteed
IBOR	—	Interbank Offered Rate
IO	—	Interest Only
JSC	—	Joint Stock Company
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
At November 30, 2024, the Fund had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/13/24	$97.125	168	$420,000	$(1,051)
SOFR 1-Year Mid-Curve Futures, Call	12/13/24	96.750	158	395,000	(3,950)
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

 Western Asset Intermediate Bond Fund

Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
SOFR 1-Year Mid-Curve Futures, Put	12/13/24	$95.375	160	$400,000	$(1,000)
U.S. Treasury 10-Year Notes Futures, Call	12/27/24	112.000	94	94,000	(39,656)
U.S. Treasury 10-Year Notes Futures, Call	2/21/25	114.000	64	64,000	(28,000)
U.S. Treasury 10-Year Notes Futures, Put	12/27/24	107.000	108	108,000	(3,375)
U.S. Treasury 10-Year Notes Futures, Put	12/27/24	107.500	34	34,000	(1,594)
U.S. Treasury 10-Year Notes Futures, Put	1/24/25	107.500	42	42,000	(5,906)
U.S. Treasury 5-Year Notes Futures, Call	12/6/24	108.000	64	64,000	(9,000)
U.S. Treasury 5-Year Notes Futures, Call	12/27/24	108.000	61	61,000	(20,492)
U.S. Treasury 5-Year Notes Futures, Call	2/21/25	109.250	56	56,000	(18,374)
U.S. Treasury 5-Year Notes Futures, Put	12/27/24	105.500	73	73,000	(2,281)
U.S. Treasury 5-Year Notes Futures, Put	1/24/25	105.750	56	56,000	(7,875)
U.S. Treasury 6 to 7-Year Notes Futures, Call	12/6/24	110.250	68	68,000	(70,125)
U.S. Treasury Long-Term Bonds Futures, Put	2/21/25	111.000	34	34,000	(11,157)
Total Exchange-Traded Written Options (Premiums received — $418,734)					$(223,836)

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
At November 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	212	3/26	$50,967,366	$50,991,300	$23,934
3-Month SOFR	49	12/24	11,629,922	11,666,900	36,978
U.S. Treasury 2-Year Notes	54	3/25	11,099,203	11,129,906	30,703
U.S. Treasury 5-Year Notes	101	3/25	10,809,478	10,867,758	58,280
U.S. Treasury 10-Year Notes	898	3/25	98,811,233	99,846,375	1,035,142
U.S. Treasury Ultra 10-Year Notes	123	3/25	13,888,977	14,120,016	231,039
					1,416,076
Contracts to Sell:
U.S. Treasury Long-Term Bonds	454	3/25	52,879,573	54,253,000	(1,373,427)
U.S. Treasury Ultra Long- Term Bonds	319	3/25	39,564,243	40,572,813	(1,008,570)
					(2,381,997)
Net unrealized depreciation on open futures contracts					$(965,921)

See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 Western Asset Intermediate Bond Fund
Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At November 30, 2024, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$18,296,000	4/30/31	4.200% annually	Daily SOFR Compound annually	$(486,681)	$(327,749)	$(158,932)
	831,000	5/15/48	3.150% annually	Daily SOFR Compound annually	70,970	(144,469)	215,439
Total	$19,127,000				$(415,711)	$(472,218)	$56,507

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.43 Index	$17,895,000	12/20/29	1.000% quarterly	$426,968	$387,776	$39,192

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

 Western Asset Intermediate Bond Fund
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	4.590%

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
November 30, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $240,183,901)	$220,839,437
Investments in affiliated securities, at value (Cost — $1,200,865)	1,200,865
Cash	990,240
Receivable for securities sold	11,827,953
Deposits with brokers for open futures contracts and exchange-traded options	1,765,453
Interest receivable	1,514,155
Deposits with brokers for centrally cleared swap contracts	603,705
Dividends receivable from affiliated investments	23,068
Receivable for Fund shares sold	20,812
Receivable from brokers — net variation margin on centrally cleared swap contracts	18,455
Prepaid expenses	40,343
Total Assets	238,844,486
Liabilities:
Payable for securities purchased	12,943,557
Payable for Fund shares repurchased	2,521,938
Payable to brokers — net variation margin on open futures contracts	238,925
Written options, at value (premiums received — $418,734)	223,836
Distributions payable	131,302
Investment management fee payable	83,403
Service and/or distribution fees payable	9,295
Directors’ fees payable	2,105
Accrued expenses	167,592
Total Liabilities	16,321,953
Total Net Assets	$222,522,533
Net Assets:
Par value (Note 7)	$22,976
Paid-in capital in excess of par value	338,281,829
Total distributable earnings (loss)	(115,782,272)
Total Net Assets	$222,522,533
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

Net Assets:
Class A	$36,346,804
Class C	$2,146,874
Class R	$616,862
Class I	$90,978,558
Class IS	$92,433,435
Shares Outstanding:
Class A	3,752,666
Class C	221,407
Class R	63,687
Class I	9,397,848
Class IS	9,540,360
Net Asset Value:
Class A (and redemption price)	$9.69
Class C*	$9.70
Class R (and redemption price)	$9.69
Class I (and redemption price)	$9.68
Class IS (and redemption price)	$9.69
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$10.07

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended November 30, 2024

Investment Income:
Interest	$11,521,359
Dividends from affiliated investments	500,033
Total Investment Income	12,021,392
Expenses:
Investment management fee (Note 2)	1,127,338
Transfer agent fees (Notes 2 and 5)	172,936
Service and/or distribution fees (Notes 2 and 5)	51,936
Registration fees	50,233
Fund accounting fees	38,589
Audit and tax fees	28,609
Legal fees	13,243
Shareholder reports	11,737
Directors’ fees	9,739
Commitment fees (Note 9)	3,140
Insurance	2,400
Custody fees	290
Miscellaneous expenses	8,823
Total Expenses	1,519,013
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(35,668)
Net Expenses	1,483,345
Net Investment Income	10,538,047
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(28,369,594)
Futures contracts	4,671,883
Written options	1,030,624
Swap contracts	1,985,230
Foreign currency transactions	3
Net Realized Loss	(20,681,854)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	43,165,917
Futures contracts	(876,499)
Written options	33,589
Swap contracts	(4,147,714)
Change in Net Unrealized Appreciation (Depreciation)	38,175,293
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions	17,493,439
Increase in Net Assets From Operations	$28,031,486
See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended November 30, 2024 (unaudited) and the Year Ended May 31, 2024	November 30	May 31
Operations:
Net investment income	$10,538,047	$26,242,201
Net realized loss	(20,681,854)	(8,114,809)
Change in net unrealized appreciation (depreciation)	38,175,293	(458,184)
Increase in Net Assets From Operations	28,031,486	17,669,208
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(10,168,319)	(25,796,553)
Decrease in Net Assets From Distributions to Shareholders	(10,168,319)	(25,796,553)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	57,751,437	212,727,581
Reinvestment of distributions	9,347,494	22,758,732
Cost of shares repurchased	(551,555,072)	(253,114,255)
Decrease in Net Assets From Fund Share Transactions	(484,456,141)	(17,627,942)
Decrease in Net Assets	(466,592,974)	(25,755,287)
Net Assets:
Beginning of period	689,115,507	714,870,794
End of period	$222,522,533	$689,115,507
See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class A Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.49	$9.60	$10.01	$11.17	$11.38	$10.98
Income (loss) from operations:
Net investment income	0.17	0.33	0.28	0.16	0.18	0.24
Net realized and unrealized gain (loss)	0.20	(0.12)	(0.43)	(1.11)	0.10	0.46
Total income (loss) from operations	0.37	0.21	(0.15)	(0.95)	0.28	0.70
Less distributions from:
Net investment income	(0.17)	(0.32)	(0.26)	(0.17)	(0.18)	(0.24)
Net realized gains	—	—	—	(0.04)	(0.31)	(0.06)
Total distributions	(0.17)	(0.32)	(0.26)	(0.21)	(0.49)	(0.30)
Net asset value, end of period	$9.69	$9.49	$9.60	$10.01	$11.17	$11.38
Total return[3]	3.91%	2.26%	(1.46)%	(8.64)%	2.51%	6.47%
Net assets, end of period (000s)	$36,347	$24,802	$9,201	$1,813	$2,759	$2,717
Ratios to average net assets:
Gross expenses	0.77%[4]	0.75%	0.76%	0.81%	0.78%	0.90%
Net expenses[5,6]	0.76 [4]	0.75	0.75	0.81	0.78	0.90
Net investment income	3.57 [4]	3.50	2.94	1.51	1.58	2.13
Portfolio turnover rate[7]	31%	53%	58%	46%	72%	123%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2024 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years presented would have been 23%, 40%, 48%, 46%, 60% and 100%.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class C Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.50	$9.61	$10.03	$11.19	$11.41	$11.01
Income (loss) from operations:
Net investment income	0.14	0.26	0.19	0.09	0.09	0.16
Net realized and unrealized gain (loss)	0.19	(0.12)	(0.42)	(1.12)	0.11	0.47
Total income (loss) from operations	0.33	0.14	(0.23)	(1.03)	0.20	0.63
Less distributions from:
Net investment income	(0.13)	(0.25)	(0.19)	(0.09)	(0.11)	(0.17)
Net realized gains	—	—	—	(0.04)	(0.31)	(0.06)
Total distributions	(0.13)	(0.25)	(0.19)	(0.13)	(0.42)	(0.23)
Net asset value, end of period	$9.70	$9.50	$9.61	$10.03	$11.19	$11.41
Total return[3]	3.50%	1.46%	(2.30)%	(9.28)%	1.75%	5.76%
Net assets, end of period (000s)	$2,147	$2,030	$1,526	$1,257	$1,483	$1,318
Ratios to average net assets:
Gross expenses	1.55%[4]	1.54%	1.55%	1.54%	1.53%	1.56%
Net expenses[5,6]	1.54 [4]	1.54	1.55	1.54	1.53	1.56
Net investment income	2.78 [4]	2.70	2.00	0.79	0.83	1.42
Portfolio turnover rate[7]	31%	53%	58%	46%	72%	123%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2024 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years presented would have been 23%, 40%, 48%, 46%, 60% and 100%.

See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class R Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.49	$9.60	$10.02	$11.18	$11.40	$11.00
Income (loss) from operations:
Net investment income	0.15	0.29	0.23	0.13	0.14	0.20
Net realized and unrealized gain (loss)	0.20	(0.12)	(0.42)	(1.12)	0.10	0.48
Total income (loss) from operations	0.35	0.17	(0.19)	(0.99)	0.24	0.68
Less distributions from:
Net investment income	(0.15)	(0.28)	(0.23)	(0.13)	(0.15)	(0.22)
Net realized gains	—	—	—	(0.04)	(0.31)	(0.06)
Total distributions	(0.15)	(0.28)	(0.23)	(0.17)	(0.46)	(0.28)
Net asset value, end of period	$9.69	$9.49	$9.60	$10.02	$11.18	$11.40
Total return[3]	3.70%	1.85%	(1.92)%	(8.94)%	2.14%	6.18%
Net assets, end of period (000s)	$617	$510	$458	$708	$805	$525
Ratios to average net assets:
Gross expenses	1.20%[4]	1.16%	1.21%	1.25%	1.25%	1.57%[5]
Net expenses[6,7]	1.15 [4]	1.15	1.15	1.15	1.15	1.15 [5]
Net investment income	3.18 [4]	3.08	2.34	1.19	1.22	1.84
Portfolio turnover rate[8]	31%	53%	58%	46%	72%	123%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years presented would have been 23%, 40%, 48%, 46%, 60% and 100%.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class I Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.49	$9.59	$10.01	$11.17	$11.40	$10.99
Income (loss) from operations:
Net investment income	0.18	0.35	0.29	0.19	0.21	0.27
Net realized and unrealized gain (loss)	0.19	(0.11)	(0.43)	(1.11)	0.09	0.48
Total income (loss) from operations	0.37	0.24	(0.14)	(0.92)	0.30	0.75
Less distributions from:
Net investment income	(0.18)	(0.34)	(0.28)	(0.20)	(0.22)	(0.28)
Net realized gains	—	—	—	(0.04)	(0.31)	(0.06)
Total distributions	(0.18)	(0.34)	(0.28)	(0.24)	(0.53)	(0.34)
Net asset value, end of period	$9.68	$9.49	$9.59	$10.01	$11.17	$11.40
Total return[3]	3.86%	2.56%	(1.32)%	(8.40)%	2.66%	6.91%
Net assets, end of period (000s)	$90,979	$284,543	$353,872	$383,565	$594,254	$620,478
Ratios to average net assets:
Gross expenses	0.61%[4]	0.56%	0.55%	0.56%	0.55%	0.55%
Net expenses[5,6]	0.59 [4]	0.56	0.55	0.56	0.55	0.55
Net investment income	3.67 [4]	3.66	2.98	1.77	1.81	2.46
Portfolio turnover rate[7]	31%	53%	58%	46%	72%	123%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years presented would have been 23%, 40%, 48%, 46%, 60% and 100%.

See Notes to Financial Statements.
Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class IS Shares[1]	2024[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.49	$9.60	$10.02	$11.18	$11.40	$11.00
Income (loss) from operations:
Net investment income	0.19	0.36	0.29	0.21	0.22	0.29
Net realized and unrealized gain (loss)	0.19	(0.12)	(0.42)	(1.12)	0.10	0.46
Total income (loss) from operations	0.38	0.24	(0.13)	(0.91)	0.32	0.75
Less distributions from:
Net investment income	(0.18)	(0.35)	(0.29)	(0.21)	(0.23)	(0.29)
Net realized gains	—	—	—	(0.04)	(0.31)	(0.06)
Total distributions	(0.18)	(0.35)	(0.29)	(0.25)	(0.54)	(0.35)
Net asset value, end of period	$9.69	$9.49	$9.60	$10.02	$11.18	$11.40
Total return[3]	3.95%	2.67%	(1.22)%	(8.28)%	2.86%	6.93%
Net assets, end of period (000s)	$92,433	$377,231	$349,814	$519,062	$462,589	$450,648
Ratios to average net assets:
Gross expenses	0.46%[4]	0.45%	0.44%	0.44%	0.44%	0.44%[5]
Net expenses[6,7]	0.45 [4]	0.44	0.44	0.44	0.44	0.44 [5]
Net investment income	3.82 [4]	3.78	3.04	1.91	1.92	2.56
Portfolio turnover rate[8]	31%	53%	58%	46%	72%	123%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years presented would have been 23%, 40%, 48%, 46%, 60% and 100%.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Intermediate Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.
Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$70,617,043	—	$70,617,043
U.S. Government & Agency Obligations	—	61,060,461	—	61,060,461
Collateralized Mortgage Obligations	—	41,337,568	—	41,337,568
Asset-Backed Securities	—	25,336,822	—	25,336,822
Mortgage-Backed Securities	—	11,869,177	—	11,869,177
U.S. Treasury Inflation Protected Securities	—	5,936,049	—	5,936,049
Sovereign Bonds	—	4,334,375	—	4,334,375
Purchased Options	$347,942	—	—	347,942
Total Long-Term Investments	347,942	220,491,495	—	220,839,437
Short-Term Investments†	1,200,865	—	—	1,200,865
Total Investments	$1,548,807	$220,491,495	—	$222,040,302
Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$1,416,076	—	—	$1,416,076
Centrally Cleared Interest Rate Swaps††	—	$215,439	—	215,439
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	39,192	—	39,192
Total Other Financial Instruments	$1,416,076	$254,631	—	$1,670,707
Total	$2,964,883	$220,746,126	—	$223,711,009
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$223,836	—	—	$223,836
Futures Contracts††	2,381,997	—	—	2,381,997
Centrally Cleared Interest Rate Swaps††	—	$158,932	—	158,932
Total	$2,605,833	$158,932	—	$2,764,765

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium

Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared
Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of November 30, 2024, the total notional value of all credit default swaps to sell protection was $17,895,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the six months ended November 30, 2024, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a

Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets
Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
(f) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.
When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.
When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.
(g) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(h) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(i) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase
Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(j) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(k) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(l) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and

Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(m) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(n) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments,
Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of November 30, 2024, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(o) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the

Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(p) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(q) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(r) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(s) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(t) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets. For their services, FTFA pays Western Asset and Western Asset London monthly all of the management fee that it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R and Class IS shares did not exceed 0.90%, 1.65%, 1.15% and 0.45%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended November 30, 2024, fees waived and/or expenses reimbursed amounted to $35,668, which included an affiliated money market fund waiver of $12,107.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

Pursuant to these arrangements, at November 30, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class R	Class I	Class IS
Expires May 31, 2025	—	—	$309	—	—
Expires May 31, 2026	—	—	50	—	—
Expires May 31, 2027	$1,221	$84	138	$8,492	$13,626
Total fee waivers/expense reimbursements subject to recapture	$1,221	$84	$497	$8,492	$13,626
For the six months ended November 30, 2024, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended November 30, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $3,634 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended November 30, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$1,863
CDSCs	—
All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.
Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
3. Investments
During the six months ended November 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$26,705,050	$133,365,926
Sales	(257,286,574)	(384,659,205)
At November 30, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$241,323,372	$1,698,509	$(20,981,579)	$(19,283,070)
Written options	(418,734)	267,465	(72,567)	194,898
Futures contracts	—	1,416,076	(2,381,997)	(965,921)
Swap contracts	(84,442)	254,631	(158,932)	95,699
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2024.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$347,942	—	$347,942
Futures contracts[3]	1,416,076	—	1,416,076
Centrally cleared swap contracts[4]	215,439	$39,192	254,631
Total	$1,979,457	$39,192	$2,018,649

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Written options	$223,836
Futures contracts[3]	2,381,997
Centrally cleared swap contracts[4]	158,932
Total	$2,764,765

Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(2,413,641)	—	$(2,413,641)
Futures contracts	4,671,883	—	4,671,883
Written options	1,030,624	—	1,030,624
Swap contracts	1,210,472	$774,758	1,985,230
Total	$4,499,338	$774,758	$5,274,096

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(28,849)	—	$(28,849)
Futures contracts	(876,499)	—	(876,499)
Written options	33,589	—	33,589
Swap contracts	(4,094,748)	$(52,966)	(4,147,714)
Total	$(4,966,507)	$(52,966)	$(5,019,473)

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
During the six months ended November 30, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$509,439
Written options	396,256
Futures contracts (to buy)	426,658,308
Futures contracts (to sell)	186,254,308
Average Notional Balance
Interest rate swap contracts	$59,345,714
Credit default swap contracts (sell protection)	74,322,143
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended November 30, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$39,730	$6,895
Class C	10,875	857
Class R	1,331	605
Class I	—	162,797
Class IS	—	1,782
Total	$51,936	$172,936
For the six months ended November 30, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$1,987
Class C	135
Class R	150
Class I	12,918
Class IS	20,478
Total	$35,668

Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended November 30, 2024	Year Ended May 31, 2024
Net Investment Income:
Class A	$555,533	$597,188
Class C	29,281	48,651
Class R	8,193	14,305
Class I	3,904,487	12,170,024
Class IS	5,670,825	12,966,385
Total	$10,168,319	$25,796,553
7. Capital shares
At November 30, 2024, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended November 30, 2024		Year Ended May 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,315,339	$12,768,351	2,004,970	$19,033,546
Shares issued on reinvestment	56,613	549,459	61,950	588,363
Shares repurchased	(232,117)	(2,260,575)	(412,527)	(3,915,607)
Net increase	1,139,835	$11,057,235	1,654,393	$15,706,302
Class C
Shares sold	61,928	$604,259	134,127	$1,272,507
Shares issued on reinvestment	2,964	28,807	5,051	47,995
Shares repurchased	(57,078)	(555,208)	(84,410)	(799,960)
Net increase	7,814	$77,858	54,768	$520,542
Class R
Shares sold	17,680	$171,129	11,684	$110,515
Shares issued on reinvestment	811	7,865	1,442	13,687
Shares repurchased	(8,507)	(82,911)	(7,091)	(67,838)
Net increase	9,984	$96,083	6,035	$56,364
Class I
Shares sold	3,301,599	$31,896,650	11,632,206	$110,089,697
Shares issued on reinvestment	400,360	3,880,249	1,205,120	11,427,137
Shares repurchased	(24,293,847)	(237,179,445)	(19,729,497)	(186,694,349)
Net decrease	(20,591,888)	$(201,402,546)	(6,892,171)	$(65,177,515)
Class IS
Shares sold	1,266,793	$12,311,048	8,635,667	$82,221,316
Shares issued on reinvestment	502,920	4,881,114	1,125,785	10,681,550
Shares repurchased	(31,960,368)	(311,476,933)	(6,464,474)	(61,636,501)
Net increase (decrease)	(30,190,655)	$(294,284,771)	3,296,978	$31,266,365
Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources. The following companies were considered affiliated companies for all or some portion of the six months ended November 30, 2024. The following transactions were effected in such companies for the six months ended November 30, 2024.

	Affiliate Value at May 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$11,826,217	$257,878,820	257,878,820	$268,504,172	268,504,172

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$500,033	—	$1,200,865
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended November 30, 2024.

Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

10. Deferred capital losses
As of May 31, 2024, the Fund had deferred capital losses of $81,127,962, which have no expiration date, that will be available to offset future taxable capital gains.
Western Asset Intermediate Bond Fund 2024 Semi-Annual Report

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

Western Asset Intermediate Bond Fund

Western Asset
Intermediate Bond Fund
Directors
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Intermediate Bond Fund
The Fund is a separate investment series of Western Asset Funds, Inc.
Western Asset Intermediate Bond Fund
Legg Mason Funds
100 International Drive
Baltimore, MD 21202
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Intermediate Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•
Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•
Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•
Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•
Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•
Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90089-SFSOI 1/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 22, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	January 22, 2025